Annual Total Returns - Templeton International Climate Change Fund [BarChart]	Jan. 01, 2021
Templeton International Climate Change Fund-06 | Templeton International Climate Change Fund | Advisor Class
Bar Chart Table:
Annual Return 2019	25.22%